Transactions with Related Parties - Schedule of a Related Party Name and Category (Detail) - Key Management Personnel	12 Months Ended
Dec. 31, 2023
Disclosure Of Transactions Between Related Parties [Line Items]
Related party name	Other
Related party category	Key Management Personnel